LEASES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 30, 2020	Dec. 31, 2020
Weighted average remaining lease term	17 years 7 months 6 days	18 years 1 month 6 days
Weighted average discount rate	6.00%		6.00%
January 1, 2019 [Member]
Accumulated deficits	$ (847)		$ (847)